SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Revenue from Contract with Customer [Abstract]
Balance at beginning of the year ended December 31	$ 358,473	$ 2,800,000	$ 2,450,000
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(294,460)	(2,300,000)	(1,950,000)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	76,816	600,000	2,300,000
Balance at end of the year ended December 31	$ 140,829	$ 1,100,000	$ 2,800,000